Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	60 Months Ended	84 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000205922
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%		4.86%	4.81%
Without Sales Load [Member] | C000205923
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%		4.93%	4.86%
Without Sales Load [Member] | C000244818
Average Annual Return [Line Items]
Average Annual Return, Percent	7.55%	7.77%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	0.57%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	0.57%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	5.43%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%		3.19%	2.70%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%		3.19%	2.70%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	4.86%